Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for fiscal years 2021, 2022, 2023, and 2024. Note that for our NEOs other than our principal executive officer (the “PEO”), compensation is reported as an average.

Year	Summary Compensation Table Total for PEO ($) (1)(2)	Compensation Actually Paid to PEO ($) (1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (4)	Net Loss ($) (5)(6) (in thousands)
2024	$875,320	$814,693	$578,612	$552,364	$0.01	$(39.25)
2023	$815,854	$611,189	$560,486	$472,646	$0.08	$(41.90)
2022	$1,087,406	$491,160	$592,096	$442,188	$3.55	$(48.40)
2021	$3,059,658	$1,356,572	$929,294	$598,918	$42.54	$(52.60)

(1)
During fiscal years 2024, 2023, 2022 and 2021, the PEO was Lisa Conte. During fiscal years 2024 and 2023, the non-PEO NEOs
were Dr. Chaturvedi, Dr. King, and Mr. Wolin. During fiscal year 2022, the non-PEO NEOs
were Dr. Chaturvedi, Dr. King, Mr. Wolin, and Mr. Wendt. During fiscal year 2021, the non-PEO NEOs
were Dr. King, Mr. Wolin, and Mr. Wendt.

(2)
The dollar amounts reported are the amounts of total compensation reported for Ms. Conte and the average total compensation reported for non-PEO
NEOs for the applicable fiscal year in the “Total” column of the Summary Compensation Table (SCT).

(3)
The following table sets forth the adjustments made to the SCT total for 2024, 2023, 2022, and 2021 in the pay versus performance table to arrive at “compensation actually paid” to our PEO and non-PEO NEOs,
as computed in accordance with Item 402(v) of
Regulation S-K:

Fiscal Year 2024	PEO	Non-PEO NEOs
SCT Total	$875,320	$578,612
Less: Amount reported under the “Stock Awards” & “Option Awards” columns in the SCT	$181,455	$54,120
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$157,476	$46,969
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(26,173)	$(12,665)
Add: Fair value as of vest date of awards granted and vested in the fiscal year	$6,838	$2,039
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$(17,314)	$(8,471)
Less: Forfeitures during fiscal year equal to prior fiscal year-end value	$0	$0
Total Adjustments	$(60,627)	$(26,248)
Compensation Actually Paid *	$814,693	$552,364

Fiscal Year 2023	PEO	Non-PEO NEOs
SCT Total	$815,854	$560,486
Less: Amount reported under the “Stock Awards” & “Option Awards” columns in the SCT	$205,190	$99,846
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$58,078	$28,261
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(38,102)	$(10,841)
Add: Fair value as of vest date of awards granted and vested in the fiscal year	$0	$0
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$(19,451)	$(5,414)
Less: Forfeitures during fiscal year equal to prior fiscal year-end value	$0	$0
Total Adjustments	$(204,665)	$(87,840)
Compensation Actually Paid *	$611,189	$472,646

Fiscal Year 2022	PEO	Non-PEO NEOs
SCT Total	$1,087,406	$592,096
Less: Amount reported under the “Stock Awards” & “Option Awards” columns in the SCT	$327,403	$97,811
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$52,685	$16,390
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(91,523)	$(18,798)
Add: Fair value as of vest date of awards granted and vested in the fiscal year	$0	$0
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$(101,440)	$(23,499)
Less: Forfeitures during fiscal year equal to prior fiscal year-end value	$(128,565)	$(26,190)
Total Adjustments	$(596,246)	$(149,908)
Compensation Actually Paid *	$491,160	$442,188

Fiscal Year 2021	PEO	Non-PEO NEOs
SCT Total	$3,059,658	$929,294
Less: Amount reported under the “Stock Awards” & “Option Awards” columns in the SCT	$2,314,061	$456,327
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$327,531	$64,655
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(140,704)	$(37,996)
Add: Fair value as of vest date of awards granted and vested in the fiscal year	$182,253	$35,997
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$241,894	$63,295
Less: Forfeitures during fiscal year equal to prior fiscal year-end value	$0	$0
Total Adjustments	$(1,703,086)	$(330,376)
Compensation Actually Paid *	$1,356,572	$598,918

(4)
The amounts reported represent the measurement period value of an investment of $100 in our stock on December 31, 2020 (the last trading day before the 2021 fiscal year), and then valued again on each of December 31, 2021 (the last trading day of the 2021 fiscal year), December 30, 2022 (the last trading day of the 2022 fiscal year), December 29, 2023 (the last trading day of the 2023 fiscal year), and December 31, 2024 (the last trading day of the 2024 fiscal year), based on the closing price per share of the Company’s common stock as of such dates and assuming the reinvestment of dividends.

(5)	The amounts reported represent net income (loss) for the applicable fiscal year calculated in accordance with generally accepted accounting principles in the United States.
(6)	Net Loss: The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
*
The valuation assumptions for stock option awards included in Compensation Actually Paid are: (i) the expected life of each stock option, which is determined using the “simplified method” and which takes into account the average of the remaining vesting period and remaining term as of the vest or fiscal year end date; (ii) the exercise price and the asset price, which are based on the closing price of our Common Stock traded on the Nasdaq on the vest and fiscal year end date, respectively; (iii) the risk-free rate, which is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest or fiscal year end date; (iv) historical volatility, which is based on the daily price history for our Common stock for each expected life period prior to each vest or fiscal year end date; and (v) the annual dividend yield, which for Jaguar Health was zero as we do not pay dividends.

Named Executive Officers, Footnote
(1)
During fiscal years 2024, 2023, 2022 and 2021, the PEO was Lisa Conte. During fiscal years 2024 and 2023, the non-PEO NEOs
were Dr. Chaturvedi, Dr. King, and Mr. Wolin. During fiscal year 2022, the non-PEO NEOs
were Dr. Chaturvedi, Dr. King, Mr. Wolin, and Mr. Wendt. During fiscal year 2021, the non-PEO NEOs
were Dr. King, Mr. Wolin, and Mr. Wendt.

PEO Total Compensation Amount	$ 875,320	$ 815,854	$ 1,087,406	$ 3,059,658
PEO Actually Paid Compensation Amount	$ 814,693	611,189	491,160	1,356,572
Adjustment To PEO Compensation, Footnote
(3)
The following table sets forth the adjustments made to the SCT total for 2024, 2023, 2022, and 2021 in the pay versus performance table to arrive at “compensation actually paid” to our PEO and non-PEO NEOs,
as computed in accordance with Item 402(v) of
Regulation S-K:

Fiscal Year 2024	PEO	Non-PEO NEOs
SCT Total	$875,320	$578,612
Less: Amount reported under the “Stock Awards” & “Option Awards” columns in the SCT	$181,455	$54,120
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$157,476	$46,969
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(26,173)	$(12,665)
Add: Fair value as of vest date of awards granted and vested in the fiscal year	$6,838	$2,039
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$(17,314)	$(8,471)
Less: Forfeitures during fiscal year equal to prior fiscal year-end value	$0	$0
Total Adjustments	$(60,627)	$(26,248)
Compensation Actually Paid *	$814,693	$552,364

Fiscal Year 2023	PEO	Non-PEO NEOs
SCT Total	$815,854	$560,486
Less: Amount reported under the “Stock Awards” & “Option Awards” columns in the SCT	$205,190	$99,846
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$58,078	$28,261
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(38,102)	$(10,841)
Add: Fair value as of vest date of awards granted and vested in the fiscal year	$0	$0
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$(19,451)	$(5,414)
Less: Forfeitures during fiscal year equal to prior fiscal year-end value	$0	$0
Total Adjustments	$(204,665)	$(87,840)
Compensation Actually Paid *	$611,189	$472,646

Fiscal Year 2022	PEO	Non-PEO NEOs
SCT Total	$1,087,406	$592,096
Less: Amount reported under the “Stock Awards” & “Option Awards” columns in the SCT	$327,403	$97,811
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$52,685	$16,390
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(91,523)	$(18,798)
Add: Fair value as of vest date of awards granted and vested in the fiscal year	$0	$0
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$(101,440)	$(23,499)
Less: Forfeitures during fiscal year equal to prior fiscal year-end value	$(128,565)	$(26,190)
Total Adjustments	$(596,246)	$(149,908)
Compensation Actually Paid *	$491,160	$442,188

Fiscal Year 2021	PEO	Non-PEO NEOs
SCT Total	$3,059,658	$929,294
Less: Amount reported under the “Stock Awards” & “Option Awards” columns in the SCT	$2,314,061	$456,327
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$327,531	$64,655
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(140,704)	$(37,996)
Add: Fair value as of vest date of awards granted and vested in the fiscal year	$182,253	$35,997
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$241,894	$63,295
Less: Forfeitures during fiscal year equal to prior fiscal year-end value	$0	$0
Total Adjustments	$(1,703,086)	$(330,376)
Compensation Actually Paid *	$1,356,572	$598,918

Non-PEO NEO Average Total Compensation Amount	$ 578,612	560,486	592,096	929,294
Non-PEO NEO Average Compensation Actually Paid Amount	$ 552,364	472,646	442,188	598,918
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table sets forth the adjustments made to the SCT total for 2024, 2023, 2022, and 2021 in the pay versus performance table to arrive at “compensation actually paid” to our PEO and non-PEO NEOs,
as computed in accordance with Item 402(v) of
Regulation S-K:

Fiscal Year 2024	PEO	Non-PEO NEOs
SCT Total	$875,320	$578,612
Less: Amount reported under the “Stock Awards” & “Option Awards” columns in the SCT	$181,455	$54,120
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$157,476	$46,969
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(26,173)	$(12,665)
Add: Fair value as of vest date of awards granted and vested in the fiscal year	$6,838	$2,039
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$(17,314)	$(8,471)
Less: Forfeitures during fiscal year equal to prior fiscal year-end value	$0	$0
Total Adjustments	$(60,627)	$(26,248)
Compensation Actually Paid *	$814,693	$552,364

Fiscal Year 2023	PEO	Non-PEO NEOs
SCT Total	$815,854	$560,486
Less: Amount reported under the “Stock Awards” & “Option Awards” columns in the SCT	$205,190	$99,846
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$58,078	$28,261
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(38,102)	$(10,841)
Add: Fair value as of vest date of awards granted and vested in the fiscal year	$0	$0
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$(19,451)	$(5,414)
Less: Forfeitures during fiscal year equal to prior fiscal year-end value	$0	$0
Total Adjustments	$(204,665)	$(87,840)
Compensation Actually Paid *	$611,189	$472,646

Fiscal Year 2022	PEO	Non-PEO NEOs
SCT Total	$1,087,406	$592,096
Less: Amount reported under the “Stock Awards” & “Option Awards” columns in the SCT	$327,403	$97,811
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$52,685	$16,390
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(91,523)	$(18,798)
Add: Fair value as of vest date of awards granted and vested in the fiscal year	$0	$0
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$(101,440)	$(23,499)
Less: Forfeitures during fiscal year equal to prior fiscal year-end value	$(128,565)	$(26,190)
Total Adjustments	$(596,246)	$(149,908)
Compensation Actually Paid *	$491,160	$442,188

Fiscal Year 2021	PEO	Non-PEO NEOs
SCT Total	$3,059,658	$929,294
Less: Amount reported under the “Stock Awards” & “Option Awards” columns in the SCT	$2,314,061	$456,327
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$327,531	$64,655
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(140,704)	$(37,996)
Add: Fair value as of vest date of awards granted and vested in the fiscal year	$182,253	$35,997
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$241,894	$63,295
Less: Forfeitures during fiscal year equal to prior fiscal year-end value	$0	$0
Total Adjustments	$(1,703,086)	$(330,376)
Compensation Actually Paid *	$1,356,572	$598,918

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Tabular List, Table
Relationship Between CAP Amounts and Performance Measures
The following charts show graphically the relationships over the past three years of the CAP Amounts for the PEO and non-PEO
NEOs as compared to our (i) cumulative total shareholder return and (ii) net income (loss).

Total Shareholder Return Amount	$ 0.01	0.08	3.55	42.54
Net Income (Loss)	$ (39,250)	$ (41,900)	$ (48,400)	$ (52,600)
PEO Name	Lisa Conte	Lisa Conte	Lisa Conte	Lisa Conte
Measure:: 1
Pay vs Performance Disclosure
Name	cumulative total shareholder return
Measure:: 2
Pay vs Performance Disclosure
Name	net income (loss)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (60,627)	$ (204,665)	$ (596,246)	$ (1,703,086)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(181,455)	(205,190)	(327,403)	(2,314,061)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,476	58,078	52,685	327,531
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,173)	(38,102)	(91,523)	(140,704)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,838	0	0	182,253
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,314)	(19,451)	(101,440)	241,894
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(128,565)	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,248)	(87,840)	(149,908)	(330,376)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,120)	(99,846)	(97,811)	(456,327)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,969	28,261	16,390	64,655
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,665)	(10,841)	(18,798)	(37,996)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,039	0	0	35,997
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,471)	(5,414)	(23,499)	63,295
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (26,190)	$ 0